Time Deposit Maturities (Tables)	12 Months Ended
Dec. 31, 2015
Maturities Of Time Deposits [Abstract]
Schedule Of Time Deposits Included In Interest-Bearing Deposits
Following is a table of maturities for time deposits outstanding on December 31, 2015, which include Certificates of deposit under $100,000, Other time, and Certificates of deposit $100,000 and more. Certificates of deposit $100,000 and more totaled $.4 billion on December 31, 2015. Time deposits are included in Interest-bearing deposits on the Consolidated Statements of Condition.

(Dollars in thousands)
2016	$759,363
2017	167,432
2018	107,918
2019	99,692
2020	65,568
2021 and after	31,903
Total	$1,231,876